Statements of Consolidated Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Net income (loss)	$ (97,483)	$ (115,212)	$ (88,333)
Actuarial gains and losses	(430)	(303)	70
Other comprehensive income (loss) that will not be reclassified subsequently to income or loss	(430)	(303)	70
Currency translation adjustment	19,019	(5,714)	(19,192)
Commodity derivative contracts	0	17
Other comprehensive income (loss) that will be reclassified subsequently to income or loss	19,019	(5,697)	(19,192)
Total Comprehensive income (loss)	(78,894)	(121,212)	(107,455)
Attributable to shareholders of Cellectis	(62,952)	(108,356)	(97,125)
Attributable to non-controlling interests	$ (15,942)	$ (12,856)	$ (10,330)